Equity-accounted investees - Additional information (Details)					3 Months Ended	12 Months Ended
	Sep. 15, 2020 USD ($)	Nov. 19, 2019 USD ($) vessel	Jun. 29, 2018 USD ($)	Mar. 29, 2018 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel		Dec. 31, 2018 USD ($)		Jul. 01, 2020 USD ($)	Sep. 07, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Other borrowings (Note 16)						$ 1,273,413,000	$ 1,744,859,000		$ 1,768,510,000
Payments to acquire vessel		$ 40,600,000
Gains on disposal of vessels/other tangible assets (Note 8)						22,728,000	14,879,000	[1]	19,138,000	[1]
Commitments in relation to joint ventures						0	0		0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Sale price	$ 20,100,000
Gains on disposal of vessels/other tangible assets (Note 8)					$ 800,000
Joint ventures
Disclosure of joint ventures [line items]
Other borrowings (Note 16)						89,991,000	138,319,000
Related party income, administrative services						667,500	18,222
Related party expenses, management fees						453,600	$ 40,050
Ridgebury Tankers And Clients Of Tufton Oceanic
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Number of vessels acquired | vessel		1					2
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional amount				$ 220,000,000.0								$ 200,000,000.0		$ 220,000,000.0
Senior Secured Loans | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount				220,000,000.0
Borrowing costs recognised as expense				2,200,000
Term Loan | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount				110,000,000.0
Revolving Loan | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount				110,000,000.0
Interest rate swaps
Disclosure of joint ventures [line items]
Notional amount						237,200,000					$ 713,000,000.0		$ 86,800,000
Derivative notional amount						270,100,000
Interest rate swaps | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount				$ 220,000,000.0
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Notional amount						$ 90,400,000
Derivative notional amount			$ 208,800,000						$ 208,800,000
Percent ownership in derivative			50.00%						50.00%
Minimum | Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Remaining maturity						1 year			1 year
Maximum | Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Remaining maturity						2 years			2 years

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.